Annual Fund Operating Expenses - Hunter Small Cap Value Fund	Nov. 26, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Hunter Small Cap Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.46%)	[2],[3]
Net Expenses (as a percentage of Assets)	0.91%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct expenses incurred by the Fund.
[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Cap.
[3]	The Fund’s adviser, Hunter Perkins Capital Management, LLC (“Hunter” or the “Adviser”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund through at least November 30, 2026 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.90% of average daily net assets (the “Expense Cap”). Prior to November 30, 2025, the Expense Cap was 0.95% of average daily net assets. Prior to November 30, 2023, the Expense Cap was 1.25% of average daily net assets. Accordingly, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not match the information provided in the Financial Highlights. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made.